SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,784	$ 2,621	$ 2,035
Professional fees	2,267	1,628	1,361
Depreciation and amortization	108	247	43
Other	300	746	360
General and administrative expenses	$ 5,459	$ 5,242	$ 3,799